Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Wells Fargo Commercial Mortgage Securities, Inc. (the “Depositor”)
Wells Fargo Bank, National Association (“WFB”)

(together, the “Company”)

JPMorgan Chase Bank, National Association (“JPMCB”)
Argentic Real Estate Finance 2 LLC (“AREF2”)

BSPRT CMBS Finance, LLC (“BSPRT”)

Societe Generale Financial Corporation (“SGFC”)
Goldman Sachs Mortgage Company (“GSMC”)

(the five entities above together with WFB, the “Loan Sellers”)
Wells Fargo Securities, LLC

J.P. Morgan Securities LLC
SG Americas Securities, LLC
Goldman Sachs & Co. LLC
Goldman Sachs Bank USA
Academy Securities, Inc.
Drexel Hamilton, LLC

Siebert Williams Shank & Co., LLC

(the eight entities above together with the Loan Sellers and the Depositor, the “Specified Parties”):

Re: Wells Fargo Commercial Mortgage Trust 2025-C65 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “WFCM Trust 2025-C65 Securitization Tape.xlsx” provided by the Company on September 24, 2025 (the “Data File”), containing information on 23 mortgage loans (the “Mortgage Loans”) and 79 related mortgaged properties (the “Mortgaged Properties”) as of the related payment dates in October 2025 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by Wells Fargo Commercial Mortgage Trust 2025-C65, Commercial Mortgage Pass-Through Certificates, Series 2025-C65 (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Data File contains Mortgage Loans and Mortgaged Properties from each of the Loan Sellers as described below:

Loan Seller	Number of Mortgage Loans	Number of Mortgaged Properties
WFB	7	13
JPMCB	4	35
AREF2	9	27
BSPRT	1	2
SGFC	1	1
GSMC	1	1
Total	23	79

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure attribute, or methodology as described in Attachment C.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Cut-off Date, Loan Files, Calculation Methodology and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Loan Sellers and the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows.

A.	We compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to
2

the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.

B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology and (iii) the Instructions.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loans and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loans being securitized, (iii) the compliance of the originator of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans and related Mortgaged Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

McLean, Virginia
September 24, 2025

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Loan Pool No.	Provided by the Company
Loan / Property Flag	Provided by the Company
Mortgage Loan Seller	Provided by the Company
Mortgage Loan Originator	Loan Agreement
Property Name	Provided by the Company
Original Balance

Loan Agreement; Promissory Note Splitter

For Mortgage Loans with the Compared Attribute “Pari Passu (Y/N)?” equal to ‘Yes’, “Original Balance” is Provided by the Company for the related Mortgage

Loan and any related Mortgaged Properties.

Number of Properties	Appraisal Report
Street Address	Appraisal Report; Engineering Report
City	Appraisal Report; Engineering Report
State	Appraisal Report; Engineering Report
Zip Code	Appraisal Report; Engineering Report; USPS
County	Appraisal Report; Engineering Report
North or South CA (NCA/SCA)	Appraisal Report; Engineering Report
Property Type	Appraisal Report; Engineering Report; Rent Roll
Property Sub-Type	Appraisal Report; Engineering Report; Rent Roll
Units/SF	Rent Roll; Appraisal Report; Zoning Diagram
Units of Measure	Rent Roll; Appraisal Report; Zoning Diagram
Year Built	Appraisal Report; Engineering Report
Year Renovated	Appraisal Report; Engineering Report
Single-Tenant (Y/N)	Rent Roll
Owner-Occupied >20% (Y/N - %)	Rent Roll
Percent Leased	Rent Roll
Percent Leased as of Date	Rent Roll
Sec. 8 (Multifamily) (Y/N)	Rent Roll; Appraisal Report
No. of Sec. 8 Units	Rent Roll; Appraisal Report
Sec. 42 (Multifamily) (Y/N)	Rent Roll; Appraisal Report
No. of Sec. 42 Units	Rent Roll; Appraisal Report
Hotel Franchise Agreement Expiration Date	Rent Roll
Condo Component (Y/N - % of Borrower Control)	Rent Roll; Condominium Organizational Documents; Appraisal Report
Ownership Interest	Title Policy; Proforma Title Policy
A-1

ATTACHMENT A

Attribute	Source Document(s)
Ground Lease Expiration Date	Ground Lease
Ground Lease Extension Terms	Ground Lease
Annual Ground Lease Payment as of the Cut-off Date ($)	Ground Lease
Annual Ground Rent Increases (Y/N)	Ground Lease
Appraised Value	Appraisal Report
Appraised Value Type	Appraisal Report
Value as of Date	Appraisal Report
Borrower Name	Loan Agreement
Sponsor	Loan Agreement; ASR
Nonrecourse Carve-out Guarantor	Guaranty; Loan Agreement
Environmental Indemnitor	Guaranty; Loan Agreement; Environmental Indemnity
Borrower Type (LLC, LP, TIC, DST, Corp, etc.)	Loan Agreement
Borrower State of Incorporation	Loan Agreement
New or Recycled Borrowing Entity	Provided by the Company
SPE (Y/N)	Loan Agreement
Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion
Independent Director (Y/N)	Loan Agreement
Related Borrowers (Y/N)	Loan Agreement
Related Borrower Pool	Loan Agreement
Cross Collateralized / Cross Defaulted (Y/N)	Loan Agreement
Crossed Group	Loan Agreement
Acquisition or Refinance	Closing Statement; ASR
Note Date	Loan Agreement; Promissory Note
First Payment Date	Loan Agreement
First P&I Payment Date	Loan Agreement
Maturity Date or ARD	Loan Agreement
ARD Loan (Y/N)	Loan Agreement
Final Maturity Date	Loan Agreement
ARD Rate Step	Loan Agreement
Lockbox Type	Cash Management Agreement; Loan Agreement
Cash Management Status	Cash Management Agreement; Loan Agreement
Excess Cash Trap Triggered by DSCR and/or Debt Yield Test (Y/N)	Cash Management Agreement; Loan Agreement
Tenant Specific Excess Cash Trap Trigger (Y/N)	Cash Management Agreement; Loan Agreement
Original Amort. Term (mos.)	Loan Agreement
Amort. Type	Loan Agreement
Interest Accrual Method	Loan Agreement
A-2

ATTACHMENT A

Attribute	Source Document(s)
Rate	Loan Agreement; Promissory Note Splitter
Monthly Debt Service (P&I)	Loan Agreement
Third Most Recent Revenues	Underwriting File
Third Most Recent Expenses	Underwriting File
Third Most Recent NOI	Underwriting File
Third Most Recent ADR ($)	Underwriting File
Third Most Recent RevPAR ($)	Underwriting File
Third Most Recent Hotel Occupancy (%)	Underwriting File
Third Most Recent NOI Date	Underwriting File
Third Most Recent Description	Underwriting File
Second Most Recent Revenues	Underwriting File
Second Most Recent Expenses	Underwriting File
Second Most Recent NOI	Underwriting File
Second Most Recent ADR ($)	Underwriting File
Second Most Recent RevPAR ($)	Underwriting File
Second Most Recent Hotel Occupancy (%)	Underwriting File
Second Most Recent NOI Date	Underwriting File
Second Most Recent Description	Underwriting File
Most Recent Revenues	Underwriting File
Most Recent Expenses	Underwriting File
Most Recent NOI	Underwriting File
Most Recent ADR ($)	Underwriting File
Most Recent RevPAR ($)	Underwriting File
Most Recent Hotel Occupancy (%)	Underwriting File
Most Recent NOI Date	Underwriting File
Most Recent Description	Underwriting File
Underwritten Occupancy %	Underwriting File
Underwritten EGI	Underwriting File
Underwritten Expenses	Underwriting File
Underwritten NOI	Underwriting File
Underwritten Cap Ex	Underwriting File
Underwritten TI/LC	Underwriting File
Underwritten NCF	Underwriting File
Underwritten ADR ($)	Underwriting File
Underwritten RevPAR ($)	Underwriting File
Underwritten Hotel Occupancy (%)	Underwriting File
Largest Tenant	Rent Roll; Lease Documents
Lease Expiration Date of Largest Tenant	Rent Roll; Lease Documents
NSF of Largest Tenant (SF)	Rent Roll; Lease Documents
2nd Largest Tenant	Rent Roll; Lease Documents
Lease Expiration of 2nd Largest Tenant	Rent Roll; Lease Documents
A-3

ATTACHMENT A

Attribute	Source Document(s)
NSF of 2nd Largest Tenant (SF)	Rent Roll; Lease Documents
3rd Largest Tenant	Rent Roll; Lease Documents
Lease Expiration of 3rd Largest Tenant	Rent Roll; Lease Documents
NSF of 3rd Largest Tenant (SF)	Rent Roll; Lease Documents
4th Largest Tenant	Rent Roll; Lease Documents
Lease Expiration of 4th Largest Tenant	Rent Roll; Lease Documents
NSF of 4th Largest Tenant (SF)	Rent Roll; Lease Documents
5th Largest Tenant	Rent Roll; Lease Documents
Lease Expiration of 5th Largest Tenant	Rent Roll; Lease Documents
NSF of 5th Largest Tenant (SF)	Rent Roll; Lease Documents
Top Five Movie Theater Tenant (Y/N)	Rent Roll
Top Five Health Club Tenant (Y/N)	Rent Roll
Top Five Bank Branch Tenant (Y/N)	Rent Roll
Top Five Restaurant Tenant (Y/N)	Rent Roll
Top Five Medical Office Tenant (Y/N)	Rent Roll
Tax Escrow in Place (Y/N)	Loan Agreement
Initial Tax Escrow Amount ($)	Closing Statement; Loan Agreement
Ongoing Tax Escrow - Monthly ($)	Closing Statement; Loan Agreement
Terms or Conditions for Springing Tax Reserve Requirement	Loan Agreement
Interest on Tax Escrow Goes to:	Loan Agreement
Insurance Escrow in Place (Y/N)	Loan Agreement
Initial Insurance Escrow Amount ($)	Closing Statement; Loan Agreement
Ongoing Insurance Escrow - Monthly ($)	Closing Statement; Loan Agreement
Terms or Conditions for Springing Insurance Reserve Requirement	Loan Agreement
Interest on Insurance Escrow Goes to:	Loan Agreement
Deferred Maintenance Escrow in Place (Y/N)	Loan Agreement
Deferred Maintenance Escrow Amount ($)	Closing Statement; Loan Agreement
Interest on Deferred Maint. Escrow Goes to:	Loan Agreement
Cap Ex Escrow in Place (Y/N)	Loan Agreement
Initial Cap Ex Escrow Amount ($)	Closing Statement; Loan Agreement
Ongoing Cap Ex Escrow - Monthly ($)	Loan Agreement
Cap Ex Reserve Cap ($ and Description)	Loan Agreement
Terms or Conditions for Springing Cap Ex Reserve Requirement	Loan Agreement
Interest on Cap Ex Escrow Goes to:	Loan Agreement
TI/LC Escrow in Place (Y/N)	Loan Agreement
Initial TI/LC Escrow Amount ($)	Closing Statement; Loan Agreement
Ongoing TI/LC Escrow - Monthly ($)	Loan Agreement
TI/LC Reserve Cap ($ and Description)	Loan Agreement
Terms or Conditions for Springing TI/LC Reserve Requirement	Loan Agreement
A-4

ATTACHMENT A

Attribute	Source Document(s)
Interest on TI/LC Escrow Goes to:	Loan Agreement
Upfront Debt Service Reserve ($)	Loan Agreement
Monthly Debt Service Reserve ($)	Loan Agreement
Debt Service Reserve Cap ($)	Loan Agreement
Description of "Other" Escrows	Loan Agreement; Closing Statement
Initial Other Escrow Amount ($)	Closing Statement; Loan Agreement
Ongoing Other Escrow - Monthly ($)	Loan Agreement
Other Reserve Cap ($)	Loan Agreement
Terms or Conditions for Springing Other Reserve Requirement	Loan Agreement
Interest on Other Escrow Goes to:	Loan Agreement
Other Escrow Description/ Release Provisions	Loan Agreement; Closing Statement
Holdback/ Earnout Amount ($)	Loan Agreement
Holdback/ Earnout Description	Loan Agreement
FIRREA Appraisal (Y/N)	Appraisal Report
Phase I Date	Phase I Report
Phase II Date	Phase II Report
Engineering Report Date	Engineering Report
Seismic Report Date	Seismic Report
Earthquake Zone 3 or 4 (Y/N)	Seismic Report
PML %	Seismic Report
Earthquake Insurance (Y/N)	Insurance Certificate
Windstorm Insurance (Y/N)	Insurance Certificate
Flood Zone (Y/N)	Appraisal Report; Engineering Report; Flood Hazard Determination
Flood Insurance (Y/N)	Insurance Certificate
Environmental Insurance (Y/N)	Insurance Certificate
Environmental Insurance in Lieu of Phase II (Y/N)	Provided by the Company
Due Date	Loan Agreement
Debt Service Payment Grace Period to Impose Late Charge	Loan Agreement
Debt Service Grace Period to Call a Default	Loan Agreement
Assumption Provision (Y/N)	Loan Agreement
Assumption/Fee	Loan Agreement
Partial Collateral Release (Y/N)	Loan Agreement
Partial Collateral Release and Prepayment Descriptions	Loan Agreement
Outparcel or Other Release (Y/N)	Loan Agreement
Outparcel or Other Release Description	Loan Agreement
Substitution Allowed (Y/N)	Loan Agreement
Substitution Provision Description	Loan Agreement
Voluntary Partial Prepayment Permitted (Y/N) (escrows, LOCs, other, etc.)	Loan Agreement
A-5

ATTACHMENT A

Attribute	Source Document(s)
Partial Prepayment Description	Loan Agreement
Prepayment String	Loan Agreement
LO End Date	Loan Agreement
Pari Passu (Y/N)?	Loan Agreement; Promissory Note Splitter
Current Additional Financing in Place (Y/N/Silent)	Subordinate Loan Document; Subordinate Unsecured Loan Document; Mezzanine Loan Document; Promissory Note Splitter
Type of Additional Financing	Subordinate Loan Document; Subordinate Unsecured Loan Document; Mezzanine Loan Document; Promissory Note Splitter
Additional Financing Original Balance	Loan Agreement; Subordinate Loan Document; Subordinate Unsecured Loan Document; Mezzanine Loan Document; Promissory Note Splitter
Additional Financing Permitted In Future (Y/N/Silent)	Loan Agreement
Type of Additional Future Financing	Loan Agreement
Terms of Future Additional Financing	Loan Agreement
Pari Passu in Trust Controlling (Y/N)	Provided by the Company
Subordinate Companion Loan Interest Rate	Subordinate Loan Document
Mezzanine Debt Interest Rate (%)	Mezzanine Loan Document
Sources: Loan Amount ($)	Closing Statement; Ground Rent Summary (Top 15 only)
Sources: Principal's New Cash Contribution ($)	Closing Statement (Top 15 only)
Sources: Subordinate Debt ($)	Closing Statement (Top 15 only)
Sources: Other Sources ($)	Closing Statement (Top 15 only)
Sources: Total Sources ($)	Closing Statement (Top 15 only)
Uses: Loan Payoff ($)	Closing Statement (Top 15 only)
Uses: Purchase Price ($)	Closing Statement (Top 15 only)
Uses: Closing Costs ($)	Closing Statement (Top 15 only)
Uses: Reserves ($)	Closing Statement; Loan Agreement (Top 15 only)
Uses: Principal Equity Distribution ($)	Closing Statement (Top 15 only)
Uses: Other Uses ($)	Closing Statement (Top 15 only)
Uses: Total Uses ($)	Closing Statement (Top 15 only)
Investment Grade Y/N	Provided by the Company
Notes	Provided by the Company
Coop - Rental Value	Provided by the Company
Coop - LTV as Rental	Provided by the Company
Coop - Unsold Percent	Provided by the Company
Coop - Sponsor Units	Provided by the Company
Coop - Investor Units	Provided by the Company
A-6

ATTACHMENT A

Attribute	Source Document(s)
Coop - Coop Units	Provided by the Company
Coop - Sponsor/Investor Carry	Provided by the Company
Coop - Committed Secondary Debt	Provided by the Company
Asset Type Number	Provided by the Company
Group ID	Provided by the Company
Reporting Period Beginning Date	Provided by the Company
Reporting Period End Date	Provided by the Company
Interest Accrual Method Code	Loan Agreement; EDGAR ABS XML Technical Specification Document
Original Interest Rate Type Code	Loan Agreement; EDGAR ABS XML Technical Specification Document
Underwriting Indicator	Provided by the Company
Lien Position Securitization Code	Title Policy; Proforma Title Policy; EDGAR ABS XML Technical Specification Document
Loan Structure Code	Loan Agreement; EDGAR ABS XML Technical Specification Document
Payment Type Code	Loan Agreement; EDGAR ABS XML Technical Specification Document
Payment Frequency Code	Loan Agreement; EDGAR ABS XML Technical Specification Document
Interest Only Indicator	Loan Agreement
Balloon Indicator	Loan Agreement
Prepayment Premium Indicator	Loan Agreement
Negative Amortization Indicator	Provided by the Company
Modified Indicator	Provided by the Company
Arm Index Code	Provided by the Company
First Rate Adjustment Date	Provided by the Company
First Payment Adjustment Date	Provided by the Company
ARM Margin Number	Provided by the Company
Lifetime Rate Cap Percentage	Provided by the Company
Lifetime Rate Floor Percentage	Provided by the Company
Periodic Rate Increase Limit Percentage	Provided by the Company
Periodic Rate Decrease Limit Percentage	Provided by the Company
Periodic Payment Adjustment Maximum Amount	Provided by the Company
Periodic Payment Adjustment Maximum Percent	Provided by the Company
Rate Reset Frequency Code	Provided by the Company
Payment Reset Frequency Code	Provided by the Company
Index Lookback Days Number	Provided by the Company
Yield Maintenance End Date	Loan Agreement
Prepayment Premiums End Date	Loan Agreement
Maximum Negative Amortization Allowed Percentage	Provided by the Company
A-7

ATTACHMENT A

Attribute	Source Document(s)
Maximum Negative Amortization Allowed Amount	Provided by the Company
Negative Amortization Deferred Interest Cap Amount	Provided by the Company
Deferred Interest Cumulative Amount	Provided by the Company
Deferred Interest Collected Amount	Provided by the Company
Property Type Code	Appraisal Report; EDGAR ABS XML Technical Specification Document
Net Rentable Square Feet Number	Rent Roll
Net Rentable Square Feet Securitization Number	Rent Roll
Units Beds Rooms Number	Rent Roll
Units Beds Rooms Securitization Number	Rent Roll
Valuation Source Securitization Code	Appraisal Report; EDGAR ABS XML Technical Specification Document
Most Recent Valuation Amount	Provided by the Company
Most Recent Valuation Date	Provided by the Company
Most Recent Valuation Source Code	Provided by the Company
Property Status Code	Provided by the Company
Defeasance Option Start Date	Loan Agreement
Defeased Status Code	Provided by the Company
AL_Largest Tenant	Rent Roll
AL Lease Expiration Largest Tenant Date	Rent Roll
AL_Second Largest Tenant	Rent Roll
AL Lease Expiration Second Largest Tenant Date	Rent Roll
AL_Third Largest Tenant	Rent Roll
AL Lease Expiration Third Largest Tenant Date	Rent Roll
Financials Securitization Date	Underwriting File
Most Recent Financials Start Date	Underwriting File
Most Recent Financials End Date	Underwriting File
Most Recent Net Cash Flow Amount	Underwriting File
Net Operating Income Net Cash Flow Securitization Code	Provided by the Company
Net Operating Income Net Cash Flow Code	Provided by the Company
Debt Service Coverage Securitization Code	Provided by the Company
Most Recent Debt Service Coverage Code	Provided by the Company
Asset Added Indicator	Provided by the Company
Report Period Modification Indicator	Provided by the Company
Other Interest Adjustment Amount	Provided by the Company
Unscheduled Principal Collected Amount	Provided by the Company
Other Principal Adjustment Amount	Provided by the Company
Hyper Amortizing Date	Provided by the Company
Servicing Advance Method Code	Provided by the Company
A-8

ATTACHMENT A

Attribute	Source Document(s)
Non Recoverability Indicator	Provided by the Company
Total Principal Interest Advanced Outstanding Amount	Provided by the Company
Total Taxes Insurance Advances Outstanding Amount	Provided by the Company
Other Expenses Advanced Outstanding Amount	Provided by the Company
Payment Status Loan Code	Provided by the Company
Arm Index Rate Percentage	Provided by the Company
Next Interest Rate Percentage	Provided by the Company
Next Interest Rate Change Adjustment Date	Provided by the Company
Next Payment Adjustment Date	Provided by the Company
Primary Servicer Name	Provided by the Company
Most Recent Special Servicer Transfer Date	Provided by the Company
Most Recent Master Servicer Return Date	Provided by the Company
Asset Subject Demand Indicator	Provided by the Company
Asset Subject Demand Status Code	Provided by the Company
Repurchase Amount	Provided by the Company
Demand Resolution Date	Provided by the Company
Repurchaser Name	Provided by the Company
Repurchase Replacement Reason Code	Provided by the Company
Realized Loss To Trust Amount	Provided by the Company
Liquidation Prepayment Code	Provided by the Company
Liquidation Prepayment Date	Provided by the Company
Prepayment Premium Yield Maintenance Received Amount	Provided by the Company
Workout Strategy Code	Provided by the Company
Last Modification Date	Provided by the Company
Modification Code	Provided by the Company
Post Modification Interest Percentage	Provided by the Company
Post Modification Payment Amount	Provided by the Company
Post Modification Maturity Date	Provided by the Company
Post Modification Amortization Period Amount	Provided by the Company
A-9

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
% by Cut-off Date Balance	Cut-Off Date Balance divided by the aggregate Cut-Off Date Balance of all Mortgage Loans.
% of Loan Balance	Cut-Off Date Balance of each respective Mortgaged Property of the related Mortgage Loan divided by the Cut-Off Date Balance of the related Mortgage Loan. For Mortgage Loans secured by one Mortgaged Property, set equal to 100%.
Cut-Off Date Balance

For the Mortgage Loans, assuming that all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections, recompute using the First Payment Date, Original IO Period (mos.), Monthly Debt Service (P&I), Original Balance, Interest Accrual Method, Rate and Cut-off Date. With respect to Mortgage Loans where the Recomputed Attribute “Remaining IO Period (mos.)” is greater than or equal to zero, set equal to the Original Balance.

For any related Mortgaged Property, compare using the Loan Agreement.

For Mortgage Loans with the Compared Attribute “Pari Passu (Y/N)?” equal to ‘Yes’, “Cut-Off Date Balance” is Provided by the Company for the related Mortgage Loan and any related Mortgaged Properties.

Maturity Date Balance	Assuming that all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections, recompute using the First Payment Date, Original IO Period (mos.), Monthly Debt Service (P&I), Original Balance, Interest Accrual Method, Maturity Date or ARD and Rate. For each Mortgage Loan, recompute the Maturity Date Balance as the aggregate principal amount that is scheduled to be paid on the “Maturity Date or ARD,” including the principal component that is included in the Monthly Debt Service (P&I) that is due on the “Maturity Date or ARD.” With respect to Mortgage Loans where the Compared Attribute “Amort. Type” is equal to ‘Interest Only’, set equal to the Original Balance.
Cut-Off Date Balance per Unit or SF

 (i) Cut-Off Date Balance divided by (ii) Units/SF. With respect to the applicable Mortgage Loans secured by more than one Mortgaged Property, sum the Units/SF for each Mortgaged Property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. This attribute is not recomputed on a Mortgaged Property basis.

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Original Term to Maturity or ARD (mos.)	Number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date or ARD.
Remaining Term to Maturity or ARD (mos.)	Original Term to Maturity or ARD (mos.) minus Seasoning.
Original IO Period (mos.)	Number of payment dates from and inclusive of the First Payment Date to and exclusive of the First P&I Payment Date. If the Compared Attribute “Amort. Type” is equal to ‘Interest Only’ set equal to Original Term to Maturity or ARD (mos.) .
Remaining IO Period (mos.)	Original IO Period (mos.) minus Seasoning (but to an amount not less than zero). If the Compared Attribute “Amort. Type” is equal to ‘Amortizing Balloon’ set equal to zero.
Remaining Amort. Term (mos.)

Original Amort. Term (mos.) minus Seasoning. With respect to Mortgage Loans where the Compared Attribute “Amort. Type” is equal to ‘Interest Only, Amortizing Balloon’, (i) Original Amort.

Term (mos.) minus (ii) Seasoning minus Original IO Period (mos.) (but to not less than zero). If the Compared Attribute “Amort. Type” is equal to ‘Interest Only’ set equal to zero.

Monthly Debt Service (IO)	Cut-Off Date Balance multiplied by Rate, adjusted for Interest Accrual Method divided by 12. If the Compared Attribute “Amort. Type” is equal to ‘Amortizing Balloon’ set equal to ‘NAP’.
Annual Debt Service (P&I)	Monthly Debt Service (P&I) multiplied by 12. If the Compared Attribute “Amort. Type” is equal to ‘Interest Only’ set equal to ‘NAP’.
Annual Debt Service (IO)	Monthly Debt Service (IO) multiplied by 12. If the Compared Attribute “Amort. Type” is equal to ‘Amortizing Balloon’ set equal to ‘NAP’.
Underwritten NOI DSCR (x)

Underwritten NOI divided by the (i) Annual Debt Service (IO) if the Compared Attribute “Amort. Type” is equal to ‘Interest Only’, otherwise (ii) Annual Debt Service (P&I). With respect to the applicable Mortgage Loans secured by more than one Mortgaged Property, sum the Underwritten NOI for each Mortgaged Property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable.

B-2

ATTACHMENT B

Attribute	Calculation Methodology
Underwritten NCF DSCR (x)

Underwritten NCF divided by the (i) Annual Debt Service (IO) if the Compared Attribute “Amort. Type” is equal to ‘Interest Only’, otherwise (ii) Annual Debt Service (P&I). With respect to the applicable Mortgage Loans secured by more than one Mortgaged Property, sum the Underwritten NCF for each Mortgaged Property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable.

Cut-Off Date LTV

Cut-off Date Balance divided by Appraised Value. With respect to the applicable Mortgage Loans secured by more than one Mortgaged Property, sum the Appraised Values for each Mortgaged Property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the cut-off date principal balance of any pari passu companion loans, as applicable.

Maturity Date LTV

Maturity Date Balance divided by Appraised Value. With respect to the applicable Mortgage Loans secured by more than one Mortgaged Property, sum the Appraised Values for each Mortgaged Property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the maturity date principal balance of any pari passu companion loans, as applicable.

Underwritten NOI Debt Yield

Underwritten NOI divided by Cut-off Date Balance. With respect to the applicable Mortgage Loans secured by more than one Mortgaged Property, sum the Underwritten NOI for each Mortgaged Property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the cut-off date principal balance of any pari passu companion loans, as applicable.

B-3

ATTACHMENT B

Attribute	Calculation Methodology
Underwritten NCF Debt Yield

 Underwritten NCF divided by Cut-off Date Balance. With respect to the applicable Mortgage Loans secured by more than one Mortgaged Property, the procedure herein sums the Underwritten NCF for each Mortgaged Property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the cut-off date principal balance of any pari passu companion loans, as applicable.

% NSF of the Largest Tenant (%)	NSF of Largest Tenant (SF) divided by Units/SF. If NSF of Largest Tenant (SF) is ‘NAP’ set equal to ‘NAP’.
% NSF of 2nd Largest Tenant (%)	NSF of 2nd Largest Tenant (SF) divided by Units/SF. If NSF of 2nd Largest Tenant (SF) is ‘NAP’ set equal to ‘NAP’.
% NSF of 3rd Largest Tenant (%)	NSF of 3rd Largest Tenant (SF) divided by Units/SF. If NSF of 3rd Largest Tenant (SF) is ‘NAP’ set equal to ‘NAP’.
% NSF of 4th Largest Tenant (%)	NSF of 4th Largest Tenant (SF) divided by Units/SF. If NSF of 4th Largest Tenant (SF) is ‘NAP’ set equal to ‘NAP’.
% NSF of 5th Largest Tenant (%)	NSF of 5th Largest Tenant (SF) divided by Units/SF. If NSF of 5th Largest Tenant (SF) is ‘NAP’ set equal to ‘NAP’.
Current Tax Escrow Balance	Sum of (i) Initial Tax Escrow Amount ($) and (ii) product of (a) Seasoning and (b) Ongoing Tax Escrow - Monthly ($)
Current Insurance Escrow Balance	Sum of (i) Initial Insurance Escrow Amount ($) and (ii) product of (a) Seasoning and (b) Ongoing Insurance Escrow - Monthly ($)
Annual Cap Ex Reserve Requirement per SF/Unit ($)	Ongoing Cap Ex Escrow - Monthly ($) multiplied by 12, divided by Units/SF.
Current Cap Ex Escrow Balance	Sum of (i) Initial Cap Ex Escrow Amount ($) and (ii) product of (a) Seasoning and (b) Ongoing Cap Ex Escrow - Monthly ($)
Annual TI/LC Escrow per SF/Unit ($)	Ongoing TI/LC Escrow - Monthly ($) multiplied by 12, divided by Units/SF.
Current TI/LC Balance	Sum of (i) Initial TI/LC Escrow Amount ($) and (ii) product of (a) Seasoning and (b) Ongoing TI/LC Escrow - Monthly ($)
Current Other Balance	Sum of (i) Initial Other Escrow Amount ($) and (ii) product of (a) Seasoning and (b) Ongoing Other Escrow - Monthly ($)
Seasoning	Number of payments from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.
Total Trust Exposure	Set to equal the Cut-off Date Balance. For Mortgage Loans with the Compared Attribute “Pari Passu (Y/N)?” equal to ‘No’, ‘NAP’.
B-4

ATTACHMENT B

Attribute	Calculation Methodology
Cut-off Date Pari Passu Mortgage Debt Balance	Assuming no prepayments of principal, product of (i) the difference of (a) the original pari passu mortgage debt balance (as set forth on or derived from the Loan Agreement) and (b) the Original Balance and (ii) the quotient of (a) the Cut-off Date Balance and (b) the Original Balance of the related Mortgage Loan. With respect to partial interest-only pari passu Mortgage Loans determined to be non-amortizing as of the Cut-off Date and full term interest-only pari passu Mortgage Loans (if any) (each as determined from the Loan Agreement), the Cut-off Date Pari Passu Mortgage Debt Balance is the difference of (i) the original pari passu mortgage debt balance (as set forth on or derived from the Loan Agreement) and (ii) the Original Balance. For Mortgage Loans with the Compared Attribute “Pari Passu (Y/N)?” equal to ‘No’, ‘NAP’.
Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)	Difference between (a) Monthly Debt Service (IO) if the Compared Attribute “Amort. Type” is equal to ‘Interest Only’, otherwise Monthly Debt Service (P&I) and (b) the Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($). For Mortgage Loans with the Compared Attribute “Pari Passu (Y/N)?” equal to ‘No’, ‘NAP’.
Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)

If the Compared Attribute “Amort. Type” is equal to ‘Interest Only’ (a) Original pari passu mortgage debt balance (as set forth on or derived from the Loan Agreement) multiplied by (b) the Rate adjusted for (c) Interest Accrual Method and divided by (d)

12. Otherwise, compare the Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) to the corresponding information set forth on the Loan Agreement. For Mortgage Loans with the Compared Attribute “Pari Passu (Y/N)?” equal to ‘No’, ‘NAP’.

B-5

ATTACHMENT B

Attribute	Calculation Methodology
Cut-off Date Subordinate Mortgage Debt Balance

Assuming no prepayments of principal, recompute using the subordinate mortgage debt first payment date, subordinate mortgage debt monthly debt service, original subordinate mortgage debt balance, subordinate mortgage debt interest accrual method (each as set forth on or derived from the Subordinate Loan Document), Subordinate Companion Loan Interest Rate and the Cut-off Date. With respect to partial interest-only subordinate mortgage debt determined to be non- amortizing as of the Cut-off Date (as determined from the Subordinate Loan Document) and full term interest-only subordinate mortgage debt (if any) (as determined from the Subordinate Loan Document), the Cut-off Date Subordinate Mortgage Debt Balance was set to equal the original subordinate mortgage debt balance (as set forth on the Subordinate Loan Document). If the Compared Attribute “Type of Additional Financing” does not contain ‘B-Note’ set to ‘NAP’.

Cut Off Date Whole Note Loan Balance

Sum of the (i) Cut-Off Date Balance (ii) Cut-off Date Subordinate Mortgage Debt Balance (if not equal to ‘NAP’) and

(iii) Cut-off Date Pari Passu Mortgage Debt Balance (if not equal to ‘NAP’). If both Cut-off Date Subordinate Mortgage Debt Balance and Cut-off Date Pari Passu Mortgage Debt Balance are equal to ‘NAP’, set equal to ‘NAP’.

Whole Loan Monthly Debt Service ($)

Sum of the (i) Monthly Debt Service (IO) if the Compared Attribute “Amort. Type” is equal to ‘Interest Only’, otherwise Monthly Debt Service (P&I) and (ii) subordinate mortgage debt monthly debt service (as set forth on or derived from the Subordinate Loan Document). For Mortgage Loans with the Compared Attribute “Pari Passu (Y/N)?” equal to ‘Yes’, replace clause (i) of this procedure with the Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($). If both Cut-off Date Subordinate Mortgage Debt Balance and Cut-off Date Pari Passu Mortgage Debt Balance are equal to ‘NAP’, set equal to ‘NAP’.

Whole Loan Cut-off Date LTV Ratio (%)	Cut Off Date Whole Note Loan Balance divided by Appraised Value. With respect to the applicable Mortgage Loans secured by more than one Mortgaged Property, sum the Appraised Values for each Mortgaged Property of the related Mortgage Loan. If both Cut-off Date Subordinate Mortgage Debt Balance and Cut-off Date Pari Passu Mortgage Debt Balance are equal to ‘NAP’, set equal to ‘NAP’.
B-6

ATTACHMENT B

Attribute	Calculation Methodology
Whole Loan Underwritten NCF DSCR (x)	Underwritten NCF divided by the product of Whole Loan Monthly Debt Service ($) and 12. With respect to the applicable Mortgage Loans secured by more than one Mortgaged Property, sum the Underwritten NCF for each Mortgaged Property of the related Mortgage Loan. If both Cut-off Date Subordinate Mortgage Debt Balance and Cut-off Date Pari Passu Mortgage Debt Balance are equal to ‘NAP’, set equal to ‘NAP’.
Whole Loan Underwritten NOI Debt Yield (%)	Underwritten NOI divided by Cut Off Date Whole Note Loan Balance. With respect to the applicable Mortgage Loans secured by more than one Mortgaged Property, sum the Underwritten NOI for each Mortgaged Property of the related Mortgage Loan. If both Cut-off Date Subordinate Mortgage Debt Balance and Cut-off Date Pari Passu Mortgage Debt Balance are equal to ‘NAP’, set equal to ‘NAP’.
Cut-off Date Mezzanine Debt Balance	Assuming no prepayments of principal, recompute using the mezzanine or subordinate unsecured debt first payment date, mezzanine or subordinate unsecured debt monthly debt service, mezzanine or subordinate unsecured debt original balance, mezzanine or subordinate unsecured debt interest accrual method and Mezzanine Debt Interest Rate (%) or subordinate unsecured debt interest rate (as set forth on or derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document) and the Cut-off Date. With respect to partial interest- only mezzanine or subordinate unsecured debt determined to be non-amortizing as of the Cut-off Date and full term interest- only mezzanine or subordinate unsecured debt (if any) (as derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document), the Cut-off Date Mezzanine Debt Balance was set to equal the related Additional Financing Original Balance. This procedure was performed only for those Mortgage Loans with mezzanine debt or subordinate unsecured debt, if any.
Total Debt Cut-off Date Balance ($)

If Cut-off Date Mezzanine Debt Balance is equal to ‘NAP’, set equal to ‘NAP’. Otherwise, sum of (i) Cut-Off Date Balance, (ii) Cut-off Date Subordinate Mortgage Debt Balance (if not equal to ‘NAP’) and (iii) Cut-off Date Mezzanine Debt Balance (if not equal to ‘NAP’) and (iv) Cut-off Date Pari Passu Mortgage Debt Balance (if not equal to ‘NAP’).

B-7

ATTACHMENT B

Attribute	Calculation Methodology
Total Debt Monthly Debt Service ($)

 If Cut-off Date Mezzanine Debt Balance is equal to ‘NAP’, set equal to ‘NAP’. Otherwise, sum of the (i) Monthly Debt Service (IO) if the Compared Attribute “Amort. Type” is equal to ‘Interest Only’, otherwise Monthly Debt Service (P&I) (ii) subordinate mortgage debt monthly debt service (as set forth on or derived from the Subordinate Loan Document, if applicable) and (iii) mezzanine or subordinate unsecured debt monthly debt service (as set forth on or derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document, if applicable). For Mortgage Loans with the Compared Attribute “Pari Passu (Y/N)?” equal to ‘Yes’, replace clause (i) of this procedure with the Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($).

Total Debt Cut-off Date LTV Ratio	If Cut-off Date Mezzanine Debt Balance is equal to ‘NAP’, set equal to ‘NAP’. Otherwise, Total Debt Cut-off Date Balance ($) divided by Appraised Value. With respect to the Mortgage Loans secured by more than one Mortgaged Property, sum the Appraised Values for each Mortgaged Property of the related Mortgage Loan.
Total Debt UW NCF DSCR	If Cut-off Date Mezzanine Debt Balance is equal to ‘NAP’, set equal to ‘NAP’. Otherwise, Underwritten NCF divided by product of Total Debt Monthly Debt Service ($) and 12. With respect to the applicable Mortgage Loans secured by more than one Mortgaged Property, sum the Underwritten NCF for each Mortgaged Property of the related Mortgage Loan.
Total Debt UW NOI Debt Yield	If Cut-off Date Mezzanine Debt Balance is equal to ‘NAP’, set equal to ‘NAP’. Otherwise, Underwritten NOI by Total Debt Cut- off Date Balance ($). With respect to the applicable Mortgage Loans secured by more than one Mortgaged Property, sum the Underwritten NOI for each Mortgaged Property of the related Mortgage Loan.
Periodic Principal and Interest Payment Securitization Amount	Sum of Scheduled Interest Amount and Scheduled Principal Amount. This procedure was not performed for those Mortgage Loans with a Seasoning equal to zero.
B-8

ATTACHMENT B

Attribute	Calculation Methodology
Most Recent Debt Service Amount

Product of (i) Monthly Debt Service (IO) if the Compared Attribute “Amort. Type” is equal to ‘Interest Only’, otherwise Monthly Debt Service (P&I) and (ii) 12. This procedure was only performed for those Mortgage Loans where the Compared Attribute “Most Recent Financials Start Date” is not blank. For Mortgage Loans with the Compared Attribute “Pari Passu (Y/N)?” equal to ‘Yes’, replace clause (i) of this procedure with the Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($).

Most Recent Debt Service Coverage Net Operating Income Percentage

 Most Recent NOI divided by Most Recent Debt Service Amount. This procedure was only performed for those Mortgage Loans with Most Recent NOI. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable.

Most Recent Debt Service Coverage Net Cash Flow Percentage

 Most Recent Net Cash Flow Amount divided by Most Recent Debt Service Amount. This procedure was only performed for those Mortgage Loans with a Most Recent Net Cash Flow Amount. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable.

Report Period Beginning Schedule Loan Balance Amount

Assuming no prepayments of principal, recompute using the First P&I Payment Date, Monthly Debt Service (P&I), Original Balance, Interest Accrual Method, Rate and the Due Date in September 2025. With respect to partial interest-only Mortgage Loans determined to be non-amortizing as of September 2025 and full term interest-only Mortgage Loans (if any), the Report

Period Beginning Schedule Loan Balance Amount was set to equal the Original Balance.

Report Period End Actual Balance Amount	Assuming no prepayments of principal, recompute using the First P&I Payment Date, Monthly Debt Service (P&I), Original Balance, Interest Accrual Method, Rate and the Cut-off Date. With respect to partial interest-only Mortgage Loans determined to be non-amortizing as of the Cut-off Date and full term interest-only Mortgage Loans (if any), the Report Period End Actual Balance Amount was set to equal the Original Balance.
Total Scheduled Principal Interest Due Amount	Sum of Scheduled Interest Amount and Scheduled Principal Amount.
B-9

ATTACHMENT B

Attribute	Calculation Methodology
Scheduled Interest Amount	Product of Report Period Beginning Schedule Loan Balance Amount, Rate, the number of calendar days from and inclusive of the Due Date in September 2025 to and exclusive of the Due Date in October 2025 and a fraction equal to 1/360. This procedure was not performed for those Mortgage Loans with a Seasoning equal to zero.
Scheduled Principal Amount	Difference between Scheduled Interest Amount and Monthly Debt Service (P&I). This procedure was only performed for those Mortgage Loans determined to be amortizing as of the Due Date in October 2025.
B-10

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared or Recomputed Attributes with the Source Document or Instruction indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

2.	We were instructed by the Company to perform procedures on the following Compared Attributes for only the largest 15 Mortgage Loans based on Cut-off Date Balance (the, “Top 15”).

Compared Attribute
Sources: Loan Amount ($)
Sources: Principal's New Cash Contribution ($)
Sources: Subordinate Debt ($)
Sources: Other Sources ($)
Sources: Total Sources ($)
Uses: Loan Payoff ($)
Uses: Purchase Price ($)
Uses: Closing Costs ($)
Uses: Reserves ($)
Uses: Principal Equity Distribution ($)
Uses: Other Uses ($)
Uses: Total Uses ($)

3.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage Loans and Mortgaged Properties and Compared or Recomputed Attribute(s):

Property Name	Compared Attribute(s) or Recomputed Attribute(s)	Instruction
BioMed MIT Portfolio	Cut-Off Date Balance per Unit or SF	We were instructed to replace clause (ii) of this procedure with the sum of Units/SF and “454,758”
Washington Square	Uses: Closing Costs ($)	We were instructed to exclude out of pocket costs.
Washington Square	Uses: Principal Equity Distribution ($)	We were instructed to exclude out of pocket costs
C-1

ATTACHMENT C

Property Name	Compared Attribute(s) or Recomputed Attribute(s)	Instruction
Coastal Equities Portfolio	Underwritten TI/LC	We were instructed to subtract "$200,000" from the total Underwritten TI/LC for the related Mortgage Loan
Coastal Equities Portfolio	Underwritten NCF	We were instructed to add "$200,000" to the total Underwritten NCF for the related Mortgage Loan
Coastal Equities Portfolio	Current Tax Escrow Balance	We were instructed to compare the Current Tax Escrow Balance to the corresponding information contained in the Servicer Records
Coastal Equities Portfolio	Current Insurance Escrow Balance	We were instructed to compare the Current Insurance Escrow Balance to the corresponding information contained in the Servicer Records
Coastal Equities Portfolio	Current Cap Ex Escrow Balance	We were instructed to compare the Current Cap Ex Escrow Balance to the corresponding information contained in the Servicer Records
Coastal Equities Portfolio	Current TI/LC Balance	We were instructed to compare the Current TI/LC Balance to the corresponding information contained in the Servicer Records
Coastal Equities Portfolio	Current Other Balance	We were instructed to compare the Current Other Balance to the corresponding information contained in the Servicer Records
Windsor Building	% NSF of 2nd Largest Tenant (%)	We were instructed to recompute as NSF of 2nd Largest Tenant (SF) divided by "28,920"
Windsor Building	% NSF of the Largest Tenant (%)	We were instructed to recompute as NSF of Largest Tenant (SF) divided by "28,920"
Buckeye Building	% NSF of the Largest Tenant (%)	We were instructed to recompute as NSF of Largest Tenant (SF) divided by "8,270"
C-2

ATTACHMENT C

Property Name	Compared Attribute(s) or Recomputed Attribute(s)	Instruction
Plantation Plaza	Original Balance; Cut-Off Date Balance	Provided by the Company
Shoppes at Woodruff	Original Balance; Cut-Off Date Balance	Provided by the Company
East Towne Centre	Original Balance; Cut-Off Date Balance	Provided by the Company
East Town Plaza	Original Balance; Cut-Off Date Balance	Provided by the Company
Sussex Plaza	Original Balance; Cut-Off Date Balance	Provided by the Company
Smithfield Plaza	Original Balance; Cut-Off Date Balance	Provided by the Company
Surfside Commons	Original Balance; Cut-Off Date Balance	Provided by the Company
Windsor Building	Original Balance; Cut-Off Date Balance	Provided by the Company
Buckeye Building	Original Balance; Cut-Off Date Balance	Provided by the Company
Woolworth	Original Balance; Cut-Off Date Balance	Provided by the Company
MFG Building	Original Balance; Cut-Off Date Balance	Provided by the Company
Kresge Building	Original Balance; Cut-Off Date Balance	Provided by the Company
410 Euclid	Original Balance; Cut-Off Date Balance	Provided by the Company
413 Prospect	Original Balance; Cut-Off Date Balance	Provided by the Company
W.T. Grant Retail	Original Balance; Cut-Off Date Balance	Provided by the Company
Sincere Retail	Original Balance; Cut-Off Date Balance	Provided by the Company
Corts Building	Original Balance; Cut-Off Date Balance	Provided by the Company
Commercial Building	Original Balance; Cut-Off Date Balance	Provided by the Company
2050 East 4th	Original Balance; Cut-Off Date Balance	Provided by the Company
Arapaho Business Park	Ownership Interest	Provided by the Company
Arapaho and Crystal Pointe Flex Portfolio	Lien Position Securitization Code	Provided by the Company
Deerpath Pavilion & Smithville Square	Cash Management Status	Provided by the Company
Woolworth	Year Renovated	Provided by the Company
MFG Building	Year Renovated	Provided by the Company
Kresge Building	Year Renovated	Provided by the Company
410 Euclid	Year Renovated	Provided by the Company
413 Prospect	Year Renovated	Provided by the Company
W.T. Grant Retail	Year Renovated	Provided by the Company
Sincere Retail	Year Renovated	Provided by the Company
Corts Building	Year Renovated	Provided by the Company
Commercial Building	Year Renovated	Provided by the Company
2050 East 4th	Year Renovated	Provided by the Company

C-3